Material Definitive Agreement as Amended and Reverse Acquisition	12 Months Ended
Dec. 31, 2023
Material Definitive Agreement As Amended And Reverse Acquisition
Material Definitive Agreement as Amended and Reverse Acquisition

Note 10 – Material Definitive Agreement as Amended and Reverse Acquisition

Entry into Material Definitive Agreement Related Party – as Amended and Restated

On August 10, 2023, the Company, the members (the “Members”) of NextNRG Holding Corp (formerly Next Charging LLC (“Next Charging”) and Michael Farkas, an individual, as the representative of the members, entered into an Exchange Agreement (the “Exchange Agreement”), pursuant to which the Company agreed to acquire from the Members 100% of the membership interests of Next Charging (the “Membership Interests”) in exchange for up to 100,000,000 shares of common stock.

This agreement was amended on November 2, 2023, as follows:

-	35,000,000 shares of common stock will vest upon the closing of the acquisition of Next Charging,
-	35,000,000 shares of common stock will vest upon the acquisition of the first target; and
-	30,000,000 shares of common stock will vest upon the Company commercially deploying the third solar, wireless electric vehicle charging, microgrid, and/or battery storage system.

As an additional condition to be satisfied prior to the Closing, Next Charging is also required to take actions to record the assignment to itself of a patent mentioned in the Amended and Restated Exchange Agreement.

Next Charging is a renewable energy company formed by Michael D. Farkas. Next Charging has plans to develop and deploy wireless electric vehicle charging technology coupled with battery storage and solar energy solutions.

Upon Closing, the board of directors of the Company will appoint Michael Farkas as Chief Executive Officer, Director and Executive Chairman of the Company. Mr. Farkas is the managing member and CEO of Next Charging. Mr. Farkas is also the beneficial owner of approximately 20% of the Company’s issued and outstanding common stock.

The Closing is subject to customary closing conditions, including (i) that the Company take the actions necessary to amend its certificate of incorporation to increase the number of authorized shares of Common Stock from 50,000,000 shares of Common Stock to 500,000,000 shares of Common Stock, (ii) the receipt of the requisite stockholder approval, (iii) the receipt of the requisite third-party consents and (iv) compliance with the rules and regulations of The Nasdaq Stock Market.

At the time of closing, there will be a change in control, in a transaction treated as a reverse acquisition. See Form 8-K filed on November 2, 2023 for additional information.

On March 1, 2024, Next Charging reincorporated in the state of Nevada as a C-Corporation and changed its name to NextNRG Holding Corp.

EZFILL HOLDING, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 AND 2022

At December 31, 2023 and the date of these financial statements, the agreement has not yet closed.